Income Taxes	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Income Taxes [Line Items]
Income Taxes

7.    Income Taxes

The components of loss before taxes were as follows:

	Year Ended December 31,
	2020	2021
	(in thousands)
Domestic	$(34,482)	$(33,272)
Foreign	(1,530)	(6,255)
Total loss before provision for income tax	$(36,012)	$(39,527)

The Company’s provision for income taxes was as follows:

	Year Ended December 31,
	2020	2021
	(in thousands)
Current:
Federal	$—	$—
State	1	2
Foreign	—	—
Provision for income taxes	$1	$2

The income tax effect of temporary differences that give rise to significant portions of the Company’s deferred tax assets at December 31, 2020 and 2021 is presented below:

	December 31,
	2020	2021
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$22,265	$29,673
Research and development credits carryforwards	3,272	4,719
Accruals and other	765	698
Fixed assets	—	145
Total deferred income tax assets	26,302	35,235
Less: valuation allowance	(26,241)	(35,235)
Total deferred tax assets	61	—
Deferred tax liabilities:
Fixed assets	(61)	—
Net deferred tax assets	$—	$—

As of December 31, 2021, the Company has domestic net operating loss carryforwards of approximately $126.6 million and $16.3 million available to reduce future taxable income, if any, for Federal and California income tax purposes, respectively. The domestic net operating losses will begin to expire in 2035. As of December 31, 2021, the Company has foreign net operating loss carryforwards of approximately $0.2 million available to reduce future taxable income, if any, for foreign income tax purposes. The foreign net operating losses have no expiration date.

The Company has established a full valuation allowance against its deferred tax assets due to the uncertainty surrounding realization of such assets. The net increase in the valuation allowance for the years ended December 31, 2020 and 2021 was $8.2 million and $9.0 million, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Based on these factors, management has provided a full valuation allowance for its deferred tax assets.

As of December 31, 2021, the Company has Federal and California research and development credit carryforwards of $4.6 million and $2.2 million, respectively, which will expire beginning in 2035 if not utilized. The California research and development credits have no expiration date.

Under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “IRC”), if a corporation undergoes an “ownership change” (generally defined as a greater than 50 percentage points change (by value) in the ownership of its equity over a rolling three-year period), the corporation’s ability to use its pre-change net operating loss carryforwards and certain other pre-change tax attributes to offset its post-change income and taxes may be limited. California has similar rules. The Company has not conducted an analysis and the Company may have experienced ownership changes in the past or may experience the change in the future.

As of December 31, 2021, the Company had $1.8 million of unrecognized tax benefits which are comprised of federal of $1.3 million and California of $0.5 million. The Company’s unrecognized gross tax benefits would not reduce its annual effective tax rate if recognized because the Company has recorded a full valuation allowance on deferred tax assets. The Company did not foresee any material changes to its gross unrecognized tax benefit within the next 12 months. The Company recognizes interest and/or penalties related to income tax matters in income tax expense. The Company did not recognize any accrued interest and penalties related to gross unrecognized tax benefits related to the years ended December 31, 2020 and 2021. All years are open for examination by federal and state authorities. The Company currently has no federal or state tax examinations in progress.